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                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED OCTOBER 29, 2012
                                       TO
                      THE PROSPECTUS DATED APRIL 30, 2012,
           AS REVISED AND REPRINTED AUGUST 20, 2012 (AS SUPPLEMENTED)

This supplement describes a change to the optional GMIB Max and EDB Max riders that will be available with Series VA - 4 (offered on and after October 7, 2011) variable annuity contracts issued in Nevada and New Jersey by MetLife Investors USA Insurance Company ("we," "us," or "our"). This change is effective for contracts issued in Nevada and New Jersey based on applications and necessary information that we receive in Good Order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on November 9, 2012.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GMIB MAX III RIDER, OR THE CURRENT VERSIONS OF THE GMIB MAX III AND EDB MAX III RIDERS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON NOVEMBER 9, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.   INTRODUCTION OF GMIB MAX IV; GMIB MAX III NO LONGER AVAILABLE

     A. Contracts issued in Nevada and New Jersey based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on November 9, 2012 may elect the GMIB Max IV optional living benefit rider. Both the GMIB Max IV and the GMIB Max III optional living benefit riders are described in detail in the prospectus and prospectus supplements. Differences between the GMIB Max IV and GMIB Max III riders include:

          o    DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE

               Under the GMIB Max IV rider, a "dollar-for-dollar withdrawal percentage" is used in calculating withdrawal adjustments to the Annual Increase Amount. The dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken.

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               If the first withdrawal is taken before the fifth contract
               ----------------------------------------------------------
               anniversary, the dollar-for-dollar withdrawal percentage is the
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               greater of:

                    (a)  4.5%; or

                    (b) the required minimum distribution rate (as defined in the "Living Benefits" section of the prospectus under "Description of GMIB Max IV - Annual Increase Rate").

               If the first withdrawal is taken before the fifth contract anniversary, item (a) will remain 4.5%; it will never increase or decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If the first withdrawal is taken on or after the fifth contract
               ---------------------------------------------------------------
               anniversary, the dollar-for-dollar withdrawal percentage is
               -----------
               identical to the annual increase rate - that is, it is the greater of:

                    (a)  5%; or

                    (b)  the required minimum distribution rate.

               If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. To receive dollar-for-dollar treatment of withdrawals under the GMIB Max IV rider, you should:
               (1) limit your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage; and (2) only take withdrawals that are payable to the Owner of the contract (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to.

          o    GMIB ANNUITY TABLE

               For GMIB Max IV, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum.

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          o    ENHANCED PAYOUT RATES

               The GMIB Max IV purchase rates are enhanced under the following circumstances. If you select the GMIB Max IV rider and if:

               (a)  you take no withdrawals prior to age 62;

               (b) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and

               (c) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

               then the annual Annuity Payments under GMIB Max IV will equal or exceed 4.5% of the Income Base (calculated on the date the payments are determined).

               Alternatively, if you select the GMIB Max IV rider and if:

               (a)  you take no withdrawals prior to age 67;

               (b) your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an Income Base remaining; and

               (c) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

               then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

     B. GMIB Max III will no longer be available for purchase in Nevada and New Jersey, effective for applications and necessary information received at our MetLife Annuity Service Center after the close of the New York Stock Exchange on November 9, 2012.

II. INTRODUCTION OF EDB MAX IV; EDB MAX III NO LONGER AVAILABLE

     A. Contracts issued in Nevada and New Jersey based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on November 9, 2012 may elect the EDB Max IV optional death benefit rider if they also elect the GMIB Max IV optional living benefit. Both the EDB Max IV and the EDB Max III optional death benefit riders are described in detail in the prospectus and prospectus supplements. Differences between the EDB Max IV and EDB Max III riders include:

          o    DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE

               Under the EDB Max IV rider, a "dollar-for-dollar withdrawal percentage" is used in calculating withdrawal adjustments to the Annual Increase Amount. The dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken.

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               If the first withdrawal is taken before the fifth contract
               ----------------------------------------------------------
               anniversary, the dollar-for-dollar withdrawal percentage is the
               -----------
               greater of:

                    (a)  4.5%; or

                    (b) the required minimum distribution rate (as defined in the "Death Benefit" section of the prospectus under "Description of EDB Max IV - Annual Increase Rate").

               If the first withdrawal is taken before the fifth contract
               ----------------------------------------------------------
               anniversary, item (a) will remain 4.5%; it will never increase or
               -----------
               decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If the first withdrawal is taken on or after the fifth contract anniversary, the dollar-for-dollar withdrawal percentage is identical to the annual increase rate - that is, it is the greater of:

                    (a)  5%; or

                    (b)  the required minimum distribution rate.

               If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. To receive dollar-for-dollar treatment of withdrawals under the EDB Max IV rider, you should: (1) limit your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage; (2) only take withdrawals that are payable to the Owner of the contract (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to; and (3) not take withdrawals after the contract anniversary immediately prior to your 91st birthday.

     B. EDB Max III will no longer be available for purchase in Nevada and New Jersey, effective for applications and necessary information received at our MetLife Annuity Service Center after the close of the New York Stock Exchange on November 9, 2012.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                 Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

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